Financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial instruments [Abstract]
Carrying amount of financial assets represent the maximum exposure of credit
The carrying amount of the financial assets represent the maximum exposure of the credit. The maximum exposure of the credit risk at the date of the financial statements is:

	Note	June 30, 2018	December 31, 2017
Financial assets
Cash and cash equivalents	4	27,588	84,687
Marketable securities		42	42
Trade accounts receivable	5	799,267	778,106
Receivables from related parties	7	15,822	14,518

Maximum exposure of credit risk for trade accounts receivable
The maximum exposure of the credit risk for trade accounts receivable segregated by the counterparty is as follows:

	June 30, 2018	December 31, 2017
Public	663,728	658,057
Private	135,539	120,049

The maximum exposure of the credit risk for trade accounts receivable per risk concentration is as follows:

	June 30, 2018%		December 31, 2017%
Largest debtor	185,788	23%	162,623	21%
10 largest debtors	547,766	69%	533,335	69%
20 largest debtors	658,537	82%	627,036	81%
50 largest debtors	758,834	95%	704,481	91%

Possible impacts on profit or loss
The following table shows the possible impacts on profit or loss in each scenarios presented at June 30, 2018:

			Scenarios
	Exposure	Risk	I - Probable	II 25%	III 50%	IV -25%	V -50%
1 - Financial assets
Investments	42	CDI variation	3	1	2	(1)	(2)
			3	1	2	(1)	(2)
2 - Financial liabilities
Working capital	(545,137)	CDI variation	(40,068)	(10,017)	(20,034)	10,017	20,034
Finame	(2,886)	TJLP variation	(190)	(48)	(95)	48	95
Leasing	(12,669)	CDI variation	(931)	(233)	(466)	233	466

Debentures	(942,088)	CDI variation	(69,243)	(17,311)	(34,622)	17,311	34,622
Net financial liabilities			(110,429)	(27,607)	(55,215)	27,607	55,215

Liquidity risk
The Company’s exposure to liquidity risk is as follows:

	June 30, 2018				December 31, 2017
	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years
Financial liabilities
Loans and financing	10,923	32,854	163,236	353,679	14,139	1,709	100,841	268,825
Debentures	-	47,105	282,630	612,353	-	-	267,245	801,734
Trade accounts payable	136,607	-	-	-	128,113	-	-	-
Labor payable	114,720	-	-	-	117,925	-	-	-
Tax liabilities	171,861	184,803	149,598	176,727	169,505	178,570	26,684	190,530
Put option on the Company’s shares	40,266	-	-	-	37,884	-	-	-
Accounts payable for land acquisition	8,715	6,602	-	-	8,965	10,412	-	-
Total	483,092	271,364	595,464	1,142,759	476,531	190,691	394,770	1,261,089

Carrying amounts and fair values of main financial instruments
The carrying amounts and fair values of the Company’s main financial instruments at June 30, 2018 and December 31, 2017 are as follows:

			June 30, 2018		December 31, 2017
	Category	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	Amortized cost	Level 1	27,588	27,588	84,687	84,687
Marketable securities	Amortized cost	Level 2	42	42	42	42
Trade accounts receivable	Amortized cost	Level 2	799,267	799,267	778,106	778,106
Receivables with related parties	Amortized cost	Level 2	15,822	15,822	14,518	14,518
			985,481	985,481	877,353	877,353
Financial liabilities	Amortized cost
Loans and financing	Amortized cost	Level 2	560,692	560,692	385,514	385,514
Trade accounts payable	Amortized cost	Level 2	136,607	136,607	128,113	128,113
Debentures	Amortized cost	Level 2	942,088	942,088	1,068,979	1,068,979
Loans from related parties	Amortized cost	Level 2	70,017	70,017	44,904	44,904
Accounts payable from land and others asset acquisition	Amortized cost	Level 2	15,317	15,317	19,377	19,377
Put option on the Company’s shares	Fair value through profit or loss	Level 3	40,266	40,266	37,884	37,884
Obligations relating to discontinued operations	Amortized cost	Level 2	28,523	28,523	23,787	23,787
			1,793,510	1,793,510	1,708,558	1,708,558